1933 Act File No. 033-91770
 1940 Act File No. 811-09038

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 11, 2017

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Post-Effective Amendment No. 47	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 48	[X]

(Check appropriate box or boxes)

THE OLSTEIN FUNDS
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

4 MANHATTANVILLE ROAD, PURCHASE, NY 10577
 (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

Registrant's Telephone Number, including Area Code: (914) 269-6100

Send Copies of Communications to:

ROBERT A. OLSTEIN	MICHAEL P. O'HARE
OLSTEIN & ASSOCIATES, L.P.	STRADLEY RONON STEVENS & YOUNG, LLP
4 MANHATTANVILLE ROAD	2600 ONE COMMERCE SQUARE
PURCHASE, NY 10577	PHILADELPHIA, PA 19103
(NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective: (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on September 12, 2017 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on [date] pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 47, Amendment No. 48 to Registrant's Registration Statement on Form N-1A (the "Amendment") is being filed under Rule 485(b)(1)(iii) and incorporates by reference from Post-Effective Amendment No. 42, Amendment No. 43: (i) the Prospectus of the Olstein All Cap Value Fund and the Olstein Strategic Opportunities Fund; and (ii) the Statement of Additional Information.  This Amendment is being filed for the purposes of delaying the effectiveness of Post-Effective Amendment No. 42, Amendment No. 43 until September 12, 2017.

THE OLSTEIN FUNDS
PART C
OTHER INFORMATION
ITEM 28. EXHIBITS
(a) Governing Documents.
(1)	Registrant's Agreement and Declaration of Trust effective March 31, 1995.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 1/2 to Registrant's Registration Statement on Form N-1A.
Filing Date:	March 29, 1996
(A)	Amendment to the Agreement and Declaration of Trust, dated May 16, 2014.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 34/35 to Registrant's Registration Statement on Form N-1A.
Filing Date:	October 28, 2014

(2)	Officer's Certificate Evidencing Establishment and Designation of initial Class of shares of the Olstein Financial Alert Fund as Class C Shares and a Second Class as Adviser Class shares.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 22/23 to Registrant's Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(3)
Officer's Certificate Evidencing Establishment and Designation of the Strategic Opportunities Fund and Class A shares and Class C Shares thereof and Changing Name of Olstein Financial Alert Fund to Olstein All Cap Value Fund.

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 22/23 to Registrant's Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(4)	Officer's Certificate Evidencing Establishment and Designation of Adviser Class shares of the Olstein Strategic Opportunities Fund.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 36/37 to Registrant's Registration Statement on Form N-1A.
Filing Date:	February 27, 2015

(5)	Officer's Certificate Evidencing Establishment and Designation of Class T shares of the Olstein All Cap Value Fund and Olstein Strategic Opportunities Fund.
To be filed by amendment.

(6)	Registrant's Certificate of Trust dated March 31, 1995 as filed in Delaware on April 3, 1995.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 10/11 to Registrant's Registration Statement on Form N-1A.
Filing Date:	December 28, 2000
(b)	Registrant's Amended and Restated Bylaws.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 34/35 to Registrant'sRegistration Statement on Form N-1A.
Filing Date: October 28, 2014

(c)	Instruments Defining Rights of Security Holders.
See Article III, "Shares" and Article V "Shareholders' Voting Powers and Meetings" of the Registrant's Agreement and Declaration of Trust.
See also, Article II "Meetings of Shareholders," Article VI "Indemnification and Insurance," and Article VII, Section 6 "Registered Shareholders" of the Registrant's By-laws.
(d)	Investment Management Agreements.
(1)	Investment Management Agreement between Registrant, on behalf of The Olstein All Cap Value Fund (formerly, The Olstein Financial Alert Fund), and Olstein & Associates, L.P. dated August 18, 1995.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 1/2 to Registrant's Registration Statement on Form N-1A.
Filing Date: March 29, 1996
(A)
Amendment Number 1 to the Investment Management Agreement between Registrant, on behalf of the Olstein All Cap Value Fund, and Olstein Capital Management, L.P., dated September 9, 2009 and effective October 31, 2009.

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 25/26 to Registrant's Registration Statement on Form N-1A.
Filing Date: August 27, 2010

(2)	Investment Management Agreement between Registrant, on behalf of the Olstein Strategic Opportunities Fund, and Olstein Capital Management, L.P. dated October 27, 2006.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 22/23 to Registrant's Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(3)	Expense Limitation Agreement between Registrant, on behalf of the Olstein Strategic Opportunities Fund, and Olstein Capital Management L.P. dated as of October 27, 2007.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 22/23 to Registrant's Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(e)	Underwriting Contracts.
(1)
Amended and Restated Distribution Agreement between the Registrant and Olstein Capital Management, L.P. dated August 18, 1995 and amended and restated July 29, 1998, September 29, 2004 and subsequently amended and restated effective October 1, 2007.

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 22/23 to Registrant's Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(2)	Mutual Fund Dealer Agreement between Olstein & Associates, L.P. and Smith Barney Inc. dated September 21, 1995.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 1/2 to Registrant's Registration Statement on Form N-1A.
Filing Date: March 29, 1996

(3)	Form of Dealer Agreement between Olstein Capital Management, L.P. and Selected Dealers.
To be filed by amendment.

(4)	Form of Bank and Trust Agreement between Olstein Capital Management, L.P. and Selected Banks or Trust Companies.
To be filed by amendment.

(f)	Bonus or Profit Sharing Contracts.
Not Applicable.
(g)	Custodian Agreements.

(1)	Custody Agreement between Registrant and U.S. Bank, N.A, dated as of December 2, 2009.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 25/26 to Registrant's Registration Statement on Form N-1A.
Filing Date: August 27, 2010

(2) (A)	Special Custody Account Agreement between the Registrant, Firstar Trust Company and Bear, Stearns Securities Corp. dated February 2, 1998.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 22/23 to Registrant's Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(B)	Form of Addendum to Special Custody Account Agreement between the Registrant, Firstar Bank Milwaukee, N.A. and Bear, Stearns Securities Corp.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 6/7 to Registrant's Registration Statement on Form N-1A.
Filing Date: November 2, 1998
(h)	Other Material Contracts.
(1) (A) Fund Administration Servicing Agreement between the
Registrant and Firstar Mutual Fund Services, LLC dated February 2, 1998.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 5/6 to Registrant's Registration Statement on Form N-1A.
Filing Date: March 3, 1998
(B)	Addendum to Fund Administration Servicing Agreement between the Registrant and Firstar Mutual Fund Services, LLC dated October 14, 1998.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 22/23 to Registrant's Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(C)	Amendment effective January 1, 2002 to the Fund Administration Servicing Agreement reflecting the Administrator's name change to U.S. Bancorp Fund Services, LLC.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 13/14 to Registrant's Registration Statement on Form N-1A.

Filing Date: December 30, 2002
(D)	Amendment to the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated October 25, 2006.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 22/23 to Registrant's Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(E)	Addendum to the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated October 31, 2006.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 22/23 to Registrant's Registration Statement on Form N-1A.
Filing Date: October 26, 2007

(F)	CCO Support Fees Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated November 8, 2007.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 23/24 to Registrant's Registration Statement on Form N-1A
Filing Date:	October 27, 2008

(2)	(A)	Amended and Restated Fund Accounting Servicing	Agreement between the Registrant and U.S. Bancorp Fund Services, LLC originally dated February 2, 1998 as amended and restated as of May 24, 2006.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 22/23 to Registrant's Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(B) Amendment to the Amended and Restated Fund Accounting
Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated October 25, 2006.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 22/23 to Registrant's Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(3)	Amended and Restated Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 8, 2011.
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 27/28 to Registrant's Registration Statement on Form N-1A.
Filing Date: October 28, 2011

(A)	Amendment to the Amended and Restated Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated April 20, 2012.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 29/30 to
Registrant's Registration Statement on Form N-1A.
Filing Date: October 29, 2012

(i)	Legal Opinion.

(1)	Legal Opinion dated October 26, 2007 with respect to shares of the Olstein All Cap Value Fund and Olstein Strategic Opportunities Fund.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 22/23 to Registrant's Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(j)	Other Opinions.
(1)	Consent of Independent Registered Public Accounting Firm.
To be filed by amendment.

(2)	Power of Attorney for Fred W. Lange, John R. Lohr, D. Michael Murray, Lawrence K. Wein and Daniel G. Nelson.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 40/41 to Registrant's Registration Statement on Form N-1A.
Filing Date:	October 28, 2016

(k)	Omitted Financial Statements.
Not Applicable.

(l)	Letter of Understanding Relating to Initial Capital.

(1)	Investment Letter dated July 12, 1995 with respect to shares of the Olstein All Cap Value Fund (formerly, The Olstein Financial Alert Fund).
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 1/2 to Registrant's Registration Statement on Form N-1A.
Filing Date:	March 29, 1996

(m)	Rule 12b-1 Plan.

(1)
Distribution and Shareholder Servicing Plan Pursuant to Rule 12b‑1 under the Investment Company Act of 1940 for the Olstein All Cap Value Fund (formerly, The Olstein Financial Alert Fund) Class C shares.

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 22/23 to Registrant's Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(2)
Distribution and Shareholder Servicing Plan Pursuant to Rule 12b‑1 under the Investment Company Act of 1940 for the Olstein All Cap Value Fund (formerly, The Olstein Financial Alert Fund) Adviser Class shares (Terminated October 31, 2013).

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 22/23 to Registrant's Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(3)	Distribution and Shareholder Servicing Plan Pursuant to Rule 12b‑1 under the Investment Company Act of 1940 for the Olstein Strategic Opportunities Fund Class A shares.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 22/23 to Registrant's Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(4)	Distribution and Shareholder Servicing Plan Pursuant to Rule 12b‑1 under the Investment Company Act of 1940 for the Olstein Strategic Opportunities Fund Class C shares.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 22/23 to Registrant's Registration Statement on Form N-1A.
Filing Date:	October 26, 2007

(5)	Distribution and Shareholder Servicing Plan Pursuant to Rule 12b‑1 under the Investment Company Act of 1940 for the Olstein All Cap Value Fund and Olstein Strategic Opportunities Fund Class T shares.
To be filed by amendment.

(n)	Amended and Restated Multiple Class Plan of the Registrant.
To be filed by amendment.

(p)	Code of Ethics.
Joint Code of Ethics of Registrant and Olstein Capital Management, L.P.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 40/41 to Registrant's Registration Statement on Form N-1A.
Filing Date: October 28, 2016

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT
None.
ITEM 30.	INDEMNIFICATION
Under the terms of the Delaware Statutory Trust Act and the Registrant's Agreement and Declaration of Trust ("Declaration of Trust") and By-Laws, no officer or trustee of the Fund shall have any liability to the Fund or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws.
Subject to the standards and restrictions set forth in the Declaration of Trust, the Delaware Statutory Trust Act, Section 3817, permits a business trust to indemnify any trustee, beneficial owner or other person from and against any claims and demands whatsoever.  Section 3803 protects a Trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission or obligation of the business trust or any trustee thereof, except as otherwise provided in the Declaration of Trust.
The Declaration of Trust provides that the Trustees shall not be liable for any neglect or wrong-doing of any officer, agent, employee, manager or underwriter of the Fund, nor shall any Trustee be responsible for the act or omission of any other Trustee.  Subject to the provisions of the By-Laws, the Fund may indemnify to the fullest extent each Trustee and officer of the Fund acting in such capacity, except that no provision in the Declaration of Trust shall be effective to protect or purport to protect and indemnify any Trustee or officer of the Fund from or against any liability to the Fund or any shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
The By-Laws provide indemnification for each Trustee and officer who is a party or is threatened to be made a party to any proceeding, by reason of service in such capacity, to the fullest extent, if it is determined that the Trustee or officer acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Fund, that his conduct was in the Fund's best interests and (b) in all other cases, that his conduct was at least not opposed to the Fund's best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.  However, there shall be no indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office.  Further, no indemnification shall be made:

(a)
In respect of any proceeding as to which any Trustee or officer of the Fund shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity;

(b)
In respect of any proceeding as to which any Trustee or officer of the Fund shall have been adjudged to be liable in the performance of that person's duty to the Fund, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Fund or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

(c)
Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required court approval set forth in the By-Laws is obtained.

In any event, the Fund shall indemnify each officer and Trustee against reasonable expenses incurred in connection with the successful defense of any proceeding to which each such officer or Trustee is a party by reason of service in such capacity, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that such officer or Trustee was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties of office.  The Fund shall advance to each officer and Trustee who is made a party to a proceeding by reason of service in such capacity the expenses incurred by such person in connection therewith, if (a) the officer or Trustee affirms in writing that his good faith belief that he has met the standard of conduct necessary for indemnification, and gives a written undertaking to repay the amount of advance if it is ultimately determined that he has not met those requirements, and (b) a determination that the facts then known to those making the determination would not preclude indemnification.
The Trustees and officers of the Fund are entitled and empowered under the Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Fund, whether or not the Fund would have the power to indemnify him against such liability under the Declaration of Trust or By-Laws.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable.
Pursuant to the terms of the Amended and Restated Distribution Agreement incorporated herein by reference as Exhibit Ex. 99-e.1, the Registrant will indemnify the Registrant's Distributor, its employees, general partner and the general partner's directors and officers against certain losses, liability claims, damages and expenses except in the case of their willful misfeasance, bad faith, ordinary negligence or reckless disregard of their obligation and duties.
ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER
In addition to acting as the investment manager and principal underwriter for the Fund, Olstein Capital Management, L.P. ("OCM") provides brokerage services and related investment advice to institutional investors.
For information as to any other business, profession, vocation or employment of a substantial nature in which each Director or officer or general partner of OCM is or has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee within the last two fiscal years, reference is made to OCM's Form ADV (File #801-49252) currently on file with the U.S. Securities and Exchange Commission as required by the Investment Advisers Act of 1940, as amended.
ITEM 32.	PRINCIPAL UNDERWRITER
(a)	OCM does not act as principal underwriter for any other investment companies, but acts as the investment adviser for the Registrant.
(b)	The tables below set forth certain information as to the Distributor's Officers, Partners and Control Persons:
Olstein Advisers, LLC is the General Partner of OCM.  The following is a list of the individuals who hold positions either with Olstein Advisers, LLC or are limited partners of OCM.
Name and Business Address	Positions and Offices with Underwriter	Positions and Offices with the Registrant
Robert A. Olstein c/o Olstein Capital Management, L.P. 4 Manhattanville Road Purchase, New York 10577
President and indirect Majority Shareholder of Olstein Advisers, LLC through Olstein, Inc.; President and Sole Shareholder of Olstein, Inc.; Chairman, Chief Executive Officer and Chief Investment Officer of OCM; indirect Limited Partner of OCM through Olstein, Inc.
Chairman and President

Name and Business Address	Positions and Offices with Underwriter	Positions and Offices with the Registrant
Erik K. Olstein c/o Olstein Capital Management, L.P. 4 Manhattanville Road Purchase, New York 10577	Shareholder of Olstein Advisers, LLC; President and Limited Partner of OCM	Trustee, Secretary and Assistant Treasurer

Michael Luper c/o Olstein Capital Management, L.P. 4 Manhattanville Road Purchase, New York 10577	Shareholder of Olstein Advisers, LLC; Senior Executive Vice President and Limited Partner of OCM	Chief Accounting Officer and Treasurer

Eric R. Heyman c/o Olstein Capital Management, L.P. 4 Manhattanville Road Purchase, New York 10577	Shareholder of Olstein Advisers, LLC; Executive Vice President and Director of Research of OCM	None

Olstein Advisers, LLC c/o Olstein Capital Management, L.P. 4 Manhattanville Road Purchase, New York 10577	General Partner of OCM	None

Olstein, Inc. c/o Olstein Capital Management, L.P. 4 Manhattanville Road Purchase, New York 10577	Limited Partner of OCM and Managing Member of Olstein Advisers, LLC	None

James B. Kimmel c/o Olstein Capital Management, L.P. 4 Manhattanville Road Purchase, New York 10577	Senior Vice President, General Counsel and Chief Compliance Officer of OCM	Chief Compliance Officer
(c)	Not applicable.
ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS
Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") and Rules (17 CFR 270-31a-1 to 31a‑3) promulgated thereunder, is maintained by the Registrant at 4 Manhattanville Road, Purchase, NY 10577, except for those maintained by the Registrant's custodian U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 and the Registrant's Administrator, Transfer, Redemption, Dividend Disbursing and Accounting Agent, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.  The minutes of the executive sessions of the Registrant's Board of

Trustees are maintained by independent trustees' counsel, Ballard Spahr LLP, at 1735 Market Street, #5100, Philadelphia, PA 19103.
ITEM 34.	MANAGEMENT SERVICES
There are not any management related service contracts not discussed in Part A or Part B.
ITEM 35.	UNDERTAKINGS
Not Applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) of the 1933 Act, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Purchase, and State of New York, on the 11th day of August 2017.
THE OLSTEIN FUNDS

By:	/s/ Robert A. Olstein
Robert A. Olstein,
Chairman and President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:
Signature	Title	Date
/s/ Robert A. Olstein	Chairman and President	August 11, 2017
Robert A. Olstein

/s/ Erik K. Olstein	Trustee, Secretary and Assistant Treasurer	August 11, 2017
Erik K. Olstein

/s/ Michael Luper	Chief Accounting Officer and Treasurer	August 11, 2017
Michael Luper

Fred W. Lange*	Trustee	August 11, 2017
Fred W. Lange

John R. Lohr*	Trustee	August 11, 2017
John R. Lohr

D. Michael Murray*	Trustee	August 11, 2017
D. Michael Murray

Lawrence K. Wein*	Trustee	August 11, 2017
Lawrence K. Wein

Daniel G. Nelson*	Trustee	August 11, 2017
Daniel G. Nelson

*	By:	/s/ Robert A. Olstein
Robert A. Olstein, Attorney-in-Fact
(Pursuant to Power of Attorney)

EXHIBIT INDEX

Description	EDGAR Exhibit No.